ETF MARKET OPPORTUNITY FUND (ETFOX) a series of Aviemore Funds

     Supplement dated January 18, 2013 to the Statement of Additional Information dated August 31, 2012

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Regulation as a Commodity Pool Operator

The Adviser, with respect to the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations. Accordingly, neither the Fund nor the Adviser is subject to registration or regulation as a commodity pool operator.

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This Supplement, and the Prospectus and Statement of Additional Information both dated August 31, 2012, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information both dated August 31, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-239-9136 or by visiting www.etfmutualfund.com.